Other current and non-current assets are as follows: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other non-current assets	R$ 4,365,755	R$ 3,603,047
Other current assets	484,120	367,814
Other current assets	484,120	367,814
Other non-current assets	4,365,755	3,603,047
Deposit in escrow account	50
Negotiations for acquisition of Lafargeholcim	279
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	339,805	325,117
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	74,503	115,636
Other current assets	225,036	136,527
Prepaid Expenses With Sea Freight [Member]
IfrsStatementLineItems [Line Items]
Other current assets		74,500
Actuarial Asset Related Party [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	59,111	13,819
Securities Held For Trading [Member]
IfrsStatementLineItems [Line Items]
Other current assets	12,028	5,065
Loans With Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets		966,050
Other current assets	4,511
Other non-current assets	1,143,228
Other Receivables From Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	927,077	664,020
Other current assets	1,828	6,242
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	2,345	2,445
Monetary Adjustment Related To The Eletrobrass Compulsory Loan [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	859,607	852,532
Gain on recovery of credits	350,000
Dividends Receivable [Member]
IfrsStatementLineItems [Line Items]
Other current assets	76,878	38,088
Debit Of Employees [Member]
IfrsStatementLineItems [Line Items]
Other current assets	43,542	28,054
Receivables By Indemnity [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	534,896	517,183
Other [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	425,183	146,245
Other current assets	R$ 120,297	R$ 79,338